STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2014
Stockholders Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]
NOTE 9:-	STOCKHOLDERS’ EQUITY

a.	Common Stock:
Pursuant to the Merger as described in Note 1a., the capital structure of the Company changed, and such change has been given retroactive treatment in the Company's balance sheets. Pursuant to the Merger Agreement, all shares of Ucansi’s common and preferred stock that were issued and outstanding immediately preceding the Merger were converted into the right to receive an aggregate of approximately 40,000,000 shares of common stock after giving effect to a 7.68-for-1 forward split (effected as a stock dividend).

Each outstanding share of common stock is entitled to one vote per share with respect to each matter on which holders of common stock are entitled to vote. Holders of common stock are entitled to receive dividends or other distributions when and if declared by the Company's board of directors, subject to any rights of the holders of other classes of our capital stock and the availability of sufficient funds under applicable law to pay dividends. In the event of the liquidation of the Company, subject to the rights, if any, of the holders of other classes of our capital stock, the holders of common stock are entitled to receive any of our assets available for distribution to our shareholders ratably in proportion to the number of shares held by them.

b.
On the closing date of the merger, the Company consummated a private placement in connection with which the Company entered into subscription agreements with certain private investors (the “Investors”), pursuant to which the Investors purchased an aggregate of 2,490,000 units (each, a “Unit”), for a purchase price in cash of $1.25 per Unit, each of which comprised one share of common stock and one five-year warrant to purchase one share of common stock at an exercise price of $1.25 per share. Before expenses, the Company received an aggregate of approximately $3,112 in gross proceeds from the issuance of the Units. The Company issued the Units in reliance upon the exemption from registration contained in Section 4(a)(2) of the Securities Act. The Investors represented to the Company that they were “accredited investors” as defined in Rule 501(a) under the Act and that the Units were being acquired for investment purposes.

c.
On May 16, 2014, the Company entered into a stock purchase and registration rights agreement, pursuant to which the Company issued and sold in a private placement an aggregate of 4,000,000 shares of common stock at a purchase price of $1.25 per Share. The private placement provided $5,000 of gross proceeds, the issuance expenses amounted to $40.

d.	During the year ended December 31, 2014 the Company issued 378,977 shares of common stock in connection with exercise of 378,977 stock options at an exercise price of $0.0013 per share.

e.
On July 1, 2014, the Company entered into a Standby Equity Distribution Agreement, which is referred to as the SEDA, with YA Global Master SPV Ltd., a Cayman Islands exempt limited partnership (the “Investor”), pursuant to which the Company may issue and sell to the Investor from time to time as provided in the SEDA, and the Investor has agreed to purchase, up to $15,000 of common stock.

The Company is not obligated to sell any common stock to YA but may, over the term of the SEDA and in its sole discretion, sell shares of common stock at a purchase price specified in the SEDA for aggregate proceeds to the Company of up to $15,000. YA is obligated to purchase such shares from the Company subject to certain conditions as defined in the SEDA.

The amount of each Advance may not exceed the lesser of (i) $500 or (ii) the Daily Value Traded (as defined in the SEDA) for the five consecutive trading days immediately prior to the date of the applicable Advance Notice.

As a part of a commitment fee payable to the Investor, in July 2014, the Company issued to the Investor’s designee an aggregate of 103,301 shares of common stock valued at $150.

On August 1, 2014, in connection with the SEDA, the Company registered for resale an aggregate of 5,000,000 shares of common stock.

On October 30, 2014 the Company issued and sold 48,727 shares of common stock to the Investor pursuant to the SEDA for proceeds of $40.

f.
On December 15, 2014, in connection with Mr. Sasson Darwish’s resignation from the Board and in consideration for Mr. Darwish’s service as the Vice Chairman of the Board, the Company granted Mr. Darwish 223,000 shares of common stock. Additionally, the Board granted each of Mr. Shai Novik, the Company’s Chairman of the Board, and Mr. Ram Shaffir, the Company’s Chief Technology Officer and a director, 75,000 shares of common stock.

g.	Preferred Stock:
The Company's board of directors may issue shares of preferred stock in one or more series without shareholder approval, and each such series of preferred stock may have such preferences, liquidation, dividend, voting and other rights and limitations as the Company's board of directors may determine, any of which could adversely affect the relative rights of the holders of Common Stock. Additionally, the Company's board of directors could authorize and issue preferred stock as a method of discouraging, delaying or preventing a change in control of the Company or making removal of management more difficult.

Prior to the Merger the Company had 11,794,568 outstanding shares of Series A preferred stock. All shares of Series A Preferred (A1 thought A-7) conferred upon their holders the right to vote with holders of the Company’s shares of common stock on an as-converted into common stock basis. Each share of Series A Preferred was entitled to dividends when and if declared by the Board of Directors of the Company, pro rata among themselves and on an as converted into common stock basis. Each share of Series A Preferred was initially convertible into one share of common stock according to the terms set in each of the series A preferred stock agreements. On July 30, 2013, all the then outstanding shares of Series A Preferred Stock, comprising an aggregate of 11,794,568 shares, were converted into the same amount of shares of common stock of Ucansi's common stock, which was then exchanged for shares of the Company.

h.	Restricted Shares
Upon the closing of the Merger, the Company adopted the GlassesOff Inc. 2013 Incentive Compensation Plan (the “Equity Incentive Plan”). An aggregate of 14,000,000 shares of common stock are authorized for issuance under the Equity Incentive Plan.

As detailed in note 8, the Company granted during 2013 its Chairman of the Board and executive officers a total of 800,000 shares of restricted common stock.

During the year ended December 31, 2014 , the Company granted 105,684 shares of restricted common stock to consultants, valued at $180 which vested immediately , 50,000 shares of restricted common stock to two employees, valued at $57, of which 5,000 vested immediately and 45,000 are vesting in substantially equal amounts on the first, second and third anniversaries of the date of grant and 373,000 shares of restricted common stock to directors, see note 8.

The Company accounts for employees’ and directors’ restricted stock compensation in accordance with ASC 718, "Share-Based Payment" and for nonemployees' restricted stock compensation in accordance with ASC 505-50, “Equity Based Payments to Non Employees”.

The total restricted stock compensation expenses recognized in 2014 and 2013 were $639 and $337, respectively. Total unrecognized estimated compensation cost related to non-vested restricted stock granted through 2014 was $166, which is expected to be recognized over a weighted average period of 1.08 year.

Total restricted shares compensation cost recognized in 2014 and 2013 was as follows:

	Year ended December 31,
	2014	2013
Research and development	$48	$170
General and administrative	531	167
Sales and marketing	60	-
	$639	$337

i.	Stock options

Options granted under the Equity Incentive Plan and the related award agreements expire ten years from the date of grant, unless earlier terminated in accordance with the terms of such grants. Options no longer vest following the termination of the grant recipient’s employment or other relationship with the Company.

The Company assumed all of Ucansi’s options that were issued and outstanding immediately prior to the Merger and issued to the holders of such securities in exchange therefore options to acquire 9,019,872 shares of the Company's common stock in terms similar to the terms of Ucansi's options.

The Company accounts for employees’ and directors’ stock-based compensation in accordance with ASC 718, "Share-Based Payment". ASC 718 requires companies to estimate the fair value of equity-based payment awards at the date of grant. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statements.

The Company recognizes compensation expenses for the value of awards granted based on the straight line method over the requisite service period, net of estimated forfeitures.

The Company applies ASC 505-50, “Equity Based Payments to Non Employees” (“ASC 505-50”), with respect to options issued to non-employees. The Company has accounted for these grants under the fair value method of ASC 505-50, estimated using the Black-Scholes Merton option-pricing model.

j.	Employees stock options:

Following is a summary of the changes of the stock options granted to employees during 2014 and 2013:

	December 31, 2014
	Number of Options	Weighted Average Exercise Price
Outstanding at the beginning of the year	5,101,663	$0.0013
Granted	1,543,000	$1.8297
Exercised	(60,214)	$0.0013
Forfeited	(187,624)	$0.3471
Outstanding at the end of the year	6,396,826	$0.4322

Options exercisable	5,221,990	$0.1767

	December 31, 2013
	Number of Options	Exercise Price
Outstanding at the beginning of the year	4,983,888	$0.0013
Granted	-
Exercised	-
Reinstatement of options (*)	117,775	$0.0013
Outstanding at the end of the year	5,101,663	$0.0013

Options exercisable	4,839,243	$0.0013

Weighted average fair value of options granted during 2014		$1.0582

Following is a summary of changes in nonvested shares granted to employees during 2014 and 2013:

	December 31, 2014
	Number of Options	Weighted Average Fair Value
Balance at the beginning of the year	262,420	$0.2955
Granted	1,543,000	$1.0609
Vested	(442,960)	$0.9293
Forfeited	(187,624)	$0.2760
Balance at the end of the year	1,174,836	$0.9926

	December 31, 2013
	Number of Options	Weighted Average Fair Value
Balance at the beginning of the year	1,195,675	$0.2955
Granted	-	-
Vested during the year	(933,255)	$0.2955
Forfeited during the year	-	-
Balance at the end of the year	262,420	$0.2955

The total unrecognized estimated compensation cost related to non-vested employees' stock options granted until December 31, 2014 was $581 which is expected to be recognized over a weighted average period of 1.81 years.

Compensation costs charged to operations for 2014 and 2013 amounted to $1,007 and $284, respectively.

Cash received upon exercise under the Equity Incentive Plans during 2014 and 2013 was $0 and $0.

The options outstanding as of December 31, 2014 have been separated by exercise prices, as follows:

Exercise Price	# of Options Outstanding	Average Remaining Contractual Life (years)
$0.0013	4,887,826	7.40
$1.9300	1,309,000	9.11
$1.8600	100,000	9.44
$0.4600	100,000	9.96
	6,396,826

The total aggregate intrinsic value of options to employees outstanding at December 31, 2014 was $ 2,193.

The options exercisable as of December 31, 2014 have been separated by exercise prices, as follows:

Exercise Price	# of Options Exercisable	Average Remaining Contractual Life (years)
$0.0013	4,746,990	7.45
$1.9300	475,000	9.11
	5,221,990

The total aggregate intrinsic value of options to employees exercisable at December 31, 2014 was $ 2,130.

k.	Options to nonemployees:

Following is a summary of the changes of the stock options granted to nonemployees during 2014 and 2013:

	December 31, 2014
	Number of Options	Exercise Price
Outstanding at the beginning of the year	3,918,209	$0.0370
Granted	6,000	$1.8600
Exercised	(318,763)	$0.0013
Forfeited	-	-
Outstanding at the end of the year	3,605,447	$0.0432

Options exercisable	3,599,447	$0.0402

	December 31, 2013
	Number of Options	Exercise Price
Outstanding at the beginning of the year	3,626,531	$0.0374
Granted	164,108	$0.0013
Exercised	-	-
Reinstatement of options (*)	245,798	$0.0013
Forfeited	(118,228)	$0.0013
Outstanding at the end of the year	3,918,209	$0.0370

Options exercisable	3,774,187	$0.0291

Weighted average fair value of options granted during 2014	$0.1480

(*) During 2012 a former employee and consultant exercised his options to purchase 245,798 shares of the Company's common stock. The exercise was canceled in July 2013 and the options were reinstated. There was no cost to the Company as a result of this transaction.

The total aggregate intrinsic value of options to nonemployees outstanding and exercisable at December 31, 2014 was $1,475.

Following is a summary of changes in nonvested options to nonemployees during 2014 and 2013:

	December 31, 2014
	Number of Options	Weighted Average Fair Value
Balance at the beginning of the year	144,022	$1.9555
Granted	6,000	$1.8600
Vested during the year	(144,022)	$1.9555
Balance at the end of the year	6,000	$1.8600

	December 31, 2013
	Number of Options	Weighted Average Fair Value
Balance at the beginning of the year	288,037	$0.1989
Granted	164,108	$0.8500
Vested during the year	(308123)	$0.7959
Balance at the end of the year	144,022	$1.9555

The Company accounted for these grants under the fair value method of ASC 505-50. Compensation (income) costs charged to operations for 2014 and 2013 amounted to $(75) and $451 respectively.

Cash received upon exercise under the Equity Incentive Plans during 2014 and 2013 was $1 and $0

The total unrecognized estimated compensation cost related to nonvested stock options granted to nonemployees at December 31, 2014 was $0.5 which is expected to be recognized over a weighted average period of 1.05 years.

l.	Total stock options compensation cost recognized in 2014 and 2013 was as follows:

	Year ended December 31,
	2014	2013
Research and development	$395	$389
General and administrative	600	305
Sales and marketing	23	41
	$1,018	$735

m.	Warrants
Pursuant to the Merger Agreement, the Company assumed all of Ucansi's warrants that were issued and outstanding immediately prior to the Merger and issued to the holders of such securities in exchange therefor warrants to acquire 7,603,795 shares of common stock.

The following is a summary of the warrants granted:

	as of December 31, 2014
	Number of outstanding warrants	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding at January 1, 2014	10,013,504	$1.00	4.04
Outstanding at December 31, 2014	10,013,504	$1.00	3.04

	as of December 31, 2013
	Number of outstanding warrants	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding at January 1, 2013	7,603,795	$0.91	4.87
Issued in a private placement	2,490,000	$1.25	4.58
Exercised	(80,291)	$0.49	5.12
Outstanding at December 31, 2013	10,013,504	$1.00	4.04